First Trust EIP Power Solutions ETF Average Annual Total Returns		12 Months Ended	21 Months Ended	29 Months Ended	32 Months Ended	38 Months Ended		60 Months Ended	76 Months Ended	93 Months Ended	120 Months Ended	162 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
PHLX Utility Sector Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.11%						8.88%	8.39%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.88%	21.18%	23.27%	23.03%	22.66%	14.42%	16.08%	14.81%	14.82%	14.80%
First Trust EIP Power Solutions ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.19%						10.29%	10.34%
Performance Inception Date	Aug. 19, 2019
First Trust EIP Power Solutions ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.24%						9.33%	9.41%
First Trust EIP Power Solutions ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.57%						7.66%	7.81%